Financial Instruments (Non-Designated Hedges Outstanding) (Details) (Non-designated [Member], USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Commodity Contracts [Member] | Beginning of Range [Member]
Maturity Date	Jul. 01, 2011
Commodity Contracts [Member] | End of Range [Member]
Maturity Date	Jun. 01, 2012
Foreign Currency Contracts [Member]
Notional Amount, Foreign currency contracts, non-designated	$ 391.8	$ 472.6
Maturity Date	Jul. 01, 2011	Jul. 01, 2010
Commodity Contracts [Member]
Notional Amount, Commodity contracts, non-designated	$ 10.0	$ 0